The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Multi-Manager Alternative Strategies Fund, Multi-Manager Directional Alternative Strategies Fund, Multi-Manager Growth Strategies Fund, Multi-Manager Small Cap Equity Strategies Fund, and Multi-Manager Total Return Bond Strategies Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 24, 2020 (Accession No. 0001193125-20-014166), which is incorporated herein by reference.